Acquisition of Bao Li Gaming Promotion Limited (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenues	$ 236,850,159	$ 236,300,623	$ 250,575,452
Expenses	219,016,868	181,348,081	179,570,303
Net Income Attributable To Bao Li	5,387,502	70,119,242	77,253,510
Bao Li Gaming [Member]
Revenue from External Customer [Line Items]
Revenues		10,267,456
Expenses		6,343,591
Net Income Attributable To Bao Li		$ 3,923,865